<SEQUENCE>1
<FILENAME>13FQ4-2008.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  February 5, 2009

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 90
Form 13-F Information Table Value Toatl: $221,535 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Adobe Sys. Inc. Com.  COM 00724F101   353    16600 SH SOLE   16600
Altria Group Inc      COM 02209S103   441    29300 SH SOLE   29300
America Movil SA      COM 02364W105  1322    42671 SH SOLE   40471  2200
American Public EducatCOM 02913V103   788    21185 SH SOLE   21185
American Tel & Tel Co.COM 001957109   217     7600 SH SOLE    7600
Amgen                 COM 031162100  5469    94696 SH SOLE   88696  6000
Apache Corp           COM 037411105  1972    26455 SH SOLE   24055  2400
Apple Computer Inc.   COM 037833100  3407    39913 SH SOLE   39263   650
Arena Resources Inc.  COM 040049108   521    18545 SH SOLE   18545
Aspen Insurance HoldinCOM G05384105   926    38200 SH SOLE   38200
Atlas America Inc.    COM 049167109   217    14630 SH SOLE   14630
Atlas Energy ResourcesCOM 049303100   852    66685 SH SOLE   55385 11300
BlackBoard Inc.       COM 919355024   437    16675 SH SOLE   16675
CVS Corp              COM 126650100  1030    35830 SH SOLE   35830
Carrizo Oil & Gas     COM 144577103  2266   140735 SH SOLE  127985 12750
Cbeyond, Inc.         COM 149847105   619    38760 SH SOLE   38760
Chesapeake Energy CorpCOM 165167107   862    53300 SH SOLE   53300
Chicago Mercantile ExcCOM 12572q105   312     1500 SH SOLE    1500
Cognizant Technology SCOM 192446102   262    14500 SH SOLE   14500
Comcast Cl A          COM 200300101   354    21000 SH SOLE   21000
Continental Resources COM 212015101  1147    55400 SH SOLE   52700  2700
Coventry Health Care  COM 222862104   149    10000 SH SOLE   10000
Devon Energy Corp     COM 25179M103 12889   196150 SH SOLE  176750 19400
Dun & Bradstreet Inc. COM 26483E100  8080   104660 SH SOLE  100260  4400
Ensco Intl Inc.       COM 26874Q100   636    22400 SH SOLE   22400
Evergreen Energy Inc  COM 30024B104   463  1653900 SH SOLE 1584900 69000
Express Scripts Inc   COM 302182100  5061    92050 SH SOLE   87250  4800
Exxon Mobil CorporatioCOM 30231G102  4816    60334 SH SOLE   56370  3964
Factset Inc.          COM 303075105   691    15621 SH SOLE   15621
FiberTower CorporationCOM 31567R100    11    67000 SH SOLE   67000
Flextronics InternatioCOM Y2573F102   461   180000 SH SOLE  180000
Focus Media           COM 34415V108   600    66000 SH SOLE   66000
Forest Oil            COM 346091705  3855   233797 SH SOLE  223197 10600
Freeport-McMoRan CoppeCOM 35671D857   208     8500 SH SOLE    8500
Goodyear Tire         COM 382550101   263    44000 SH SOLE   44000
Google Inc            COM 38259P508  8497    27620 SH SOLE   25065  2555
HMS Holdings Corp     COM 40425j101   493    15630 SH SOLE   15630
Helmerich & Payne Inc.COM 423452101   278    12200 SH SOLE   11700   500
Heritage-Crystal CleanCOM 42726m106   174    15000 SH SOLE   15000
Holly Corporation     COM 435758305   232    12735 SH SOLE   10235  2500
I-Flow Corp           COM 449520303   151    31400 SH SOLE   30400  1000
ICAD Inc              COM 44934S107   213   188085 SH SOLE  188085
ICON plc              COM 45103T107   782    39714 SH SOLE   37114  2600
InfuSystems Holdings ICOM 45685k102   405   172455 SH SOLE  155455 17000
Intel Corp.           COM 458140100   601    41000 SH SOLE   41000
Intl. Business Mach. CCOM 459200101  9318   110714 SH SOLE  102814  7900
Johnson & Johnson     COM 478160104   452     7554 SH SOLE    7554
Kendle International ICOM 48880l107   600    23330 SH SOLE   23330
Kimberly Clark Corp   COM 494368103   712    13496 SH SOLE   13496
Kroger Co.            COM 501044101   845    32000 SH SOLE   32000
LHC Group Inc.        COM 50187a107   492    13655 SH SOLE   13655
MEMC Electronic MateriCOM 552715104  1269    88900 SH SOLE   88900
Medco Health SolutionsCOM 58405U102  6755   161180 SH SOLE  153980  7200
Microsemi Corporation COM 595137100   428    33895 SH SOLE   33895
Microsoft Corp        COM 594918104 12769   656861 SH SOLE  616943 39918
Millicom InternationalCOM L6388F110 41318   920019 SH SOLE  891699 28320
Mobile Telesystems ADSCOM 607409109  2912   109150 SH SOLE  100650  8500
Moodys Corp           COM 615369105   655    32585 SH SOLE   31985   600
NII Holdings Inc      COM 62913F201  1755    96525 SH SOLE   93725  2800
NetLogic Microsystems COM 64118b100   422    19160 SH SOLE   19160
Newmont Mining        COM 651639106   651    16000 SH SOLE   16000
Nice Systems Ltd.     COM 653656108   597    26550 SH SOLE   26550
Noble Energy Inc      COM 655044105  7637   155159 SH SOLE  147607  7552
Occidental Petroleum  COM 674599105  1440    24000 SH SOLE   24000
PSS World Medical Inc COM 69366A100   514    27285 SH SOLE   27285
Parallel Petroleum    COM 699157103    73    36485 SH SOLE   36485
Petrohawk Energy Corp COM 716495106  3075   196750 SH SOLE  191550  5200
Petroleo Brasilero ADSCOM 71654v408   343    14000 SH SOLE   14000
Phase Forward Inc.    COM 71721r406   247    19765 SH SOLE   19765
Philip Morris InternatCOM 718172109  1349    31000 SH SOLE   31000
Potash Corp           COM 73755L107  6390    87275 SH SOLE   82875  4400
Proctor & Gamble Co.  COM 742718109   669    10828 SH SOLE    8684  2144
Psychiatric Solutions COM 74439H108  1454    52195 SH SOLE   49695  2500
Quality Systems Inc.  COM 747582104   259     5930 SH SOLE    5930
Range Resources Corp  COM 75281a109  8253   239995 SH SOLE  226195 13800
Rex Energy CorporationCOM 761565100   118    40155 SH SOLE   40155
Safestitch Medical IncCOM 78645y102    44    36780 SH SOLE   36780
Schlumberger Ltd      COM 806857108   529    12490 SH SOLE   12490
Southwestern Energy CoCOM 845467109 17517   604650 SH SOLE  573650 31000
Symantec Corp         COM 871503108   406    30000 SH SOLE   30000
The Mosaic Company    COM 61945a107   986    28500 SH SOLE   28500
Transocean Inc        COM G90078109   795    16825 SH SOLE   16825
United Technologies CoCOM 913017109   590    11000 SH SOLE   11000
Vimpel Communications COM 68370R109   326    45500 SH SOLE   22000 23500
WR Berkley Corp       COM 084423102   837    27000 SH SOLE   27000
Walter Industries     COM 93317Q105   482    27500 SH SOLE   27500
XTO Energy            COM 98385X106 10221   289783 SH SOLE  279118 10665
athenahealth, Inc.    COM 04685W103   234     6225 SH SOLE    6225
iShares Trust S&P RussCOM 464287648  1013    19925 SH SOLE   19925
Infusystems Warrants      45685k110     3    75000 SH SOLE   75000
               </SEC-DOCUMENT>